Government assistance (Tables)	12 Months Ended
Jan. 31, 2023
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Schedule of Company's Government Assistance, Including Tax Credits
The Company’s government assistance, including tax credits, was as follows:

	Years ended
	January 31, 2023	January 31, 2022

Recorded against research and development expense	$40.5	$32.7
Recorded against other elements of operating income	4.2	3.3
	$44.7	$36.0

Recorded against the cost of property, plant and equipment	$14.1	$3.0
Recorded against the cost of intangibles	$0.5	$6.5